Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	ADT Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38352
Entity Tax Identification Number	47-4116383
Entity Address Address Line 1	1501 Yamato Road
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	988-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ADT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001703056